STOCK COMPENSATION PLANS (Details 2) - $ / shares	3 Months Ended	12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017	Aug. 31, 2016
Shares
Unvested, Balances	24,250,000	4,500,000	0
Granted	0	23,800,000	4,550,000
Vested	(3,000,000)	(4,050,000)	(50,000)
Forfeited	0	0
Unvested, Balances	21,250,000	24,250,000	4,500,000
Weighted-Average Grant Date Fair Value Per Share
Unvested, Balances	$ 1.27	$ 0.56	$ 0.00
Granted	0.00	1.40	0.56
Vested	1.27	1.27	0.56
Forfeited	0.00	0.00	0.00
Unvested, Balances	$ 1.27	$ 1.27	$ 0.56